Concentrations of Credit and Other Risks (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013 Deposit
Concentrations of Credit and Other Risks [Abstract]
Commercial and standby letters of credit	$ 10.0
Percentage of entity deposits (in hundredths)	38.60%
Number of deposits of depositing authorities	1
Public fund deposits	$ 503.5